Related party transactions - Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Sales	€ 36	€ 46	€ 74
Purchases	(147)	(141)	(127)
Trade and other receivables	73	18	36
Trade and other payables	€ (35)	€ (31)	€ (26)